Note 21 - Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
(US dollars in thousands)	2018	2017	2016
Current liabilities
Financing agreement	2,000	-	-
Related party loans	1,670	-	8,001
Bank loan	-	90	-
			-
Non-current liabilities			-
Bank loan	-	933	-
Related party loan	18,092	18,992	-
Total	21,762	20,015	8,001